MERGER (Details) (Merger Agreement [Member], USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Merger Agreement [Member]
Business Acquisition [Line Items]
Total sources	$ 1,204,428
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
Rollover of equity and stock options and accelerated share-based compensation	44,194
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
Merger Related Costs and Net Cash Used to Fund Transaction	(452,185)
Equals purchase price consideration to be allocated	796,437
Cash and cash equivalents	17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(173,033)
Total net tangible assets and liabilities	112,277
Customer relationships	253,500
Trademarks	171,900
Goodwill	483,314
Total identified intangible assets acquired	908,714
Total purchase price	$ 796,437